Note 17 - Cash and Cash Equivalents - Credit Ratings (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Statement Line Items [Line Items]
Cash and cash equivalents	$ 1,285	$ 8,604	$ 2,824	$ 7,129
A + [member]
Statement Line Items [Line Items]
Cash and cash equivalents	171	5,423	0
A-1 [Member]
Statement Line Items [Line Items]
Cash and cash equivalents	0	0	0
A- [member]
Statement Line Items [Line Items]
Cash and cash equivalents	2	2	554
AA - [member]
Statement Line Items [Line Items]
Cash and cash equivalents	$ 1,112	$ 3,179	$ 2,270